Summary of Significant Accounting Policies (Schedule of The Movement of Allowance For Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Beginning balance	$ 13,912	$ 12,358	$ 7,007
Additional allowance for credit losses, net of recoveries	(551)	3,279	6,292
Write-offs	(976)	(585)	(1,155)
Exchange difference	(241)	(1,140)	214
Ending balance	$ 12,144	$ 13,912	$ 12,358